SUPERIOR PERFORMANCE

                (MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW)

                                 FIDELITY
          U.S. WORLD  USAADINV:  SEL:AMER
          GOLD FUND     GOLD       GOLD
          ----------  --------   --------
 9/30/91      10000      10000      10000
10/31/91   11009.77   10546.88   10767.44
11/29/91   11074.92      10673   10744.19
12/31/91   10597.18   10376.94   10542.64
 1/31/92   10857.76   10550.94   10798.45
 2/28/92   10705.75   10266.21   10465.12
 3/31/92   9956.569   9649.287   9751.938
 4/30/92   9011.944   9222.188   9255.814
 5/29/92   9739.414   9791.654   9914.729
 6/30/92   10304.02   10076.39   10558.14
 7/31/92   10901.19   10630.03   11224.81
 8/31/92   10640.61   10376.94    11015.5
 9/30/92   10640.61   10329.48   10953.49
10/30/92    10206.3   9965.658   10627.91
11/30/92   9402.823   9090.999   9728.683
12/31/92   10097.72   9552.176   10217.06
 1/29/93   9619.978   9265.611   10023.26
 2/26/93   10401.74   10013.86   10968.99
 3/31/93   11606.95   11223.81   12201.55
 4/30/93   13300.76    13022.8   13744.19
 5/31/93   15092.29   14487.47   15271.32
 6/30/93   15841.48   14662.59   16162.79
 7/30/93   18827.36   16095.42   17449.61
 8/31/93   17339.85   14184.98   16542.64
 9/30/93    15168.3   12656.63   14782.95
10/29/93   17665.58   14216.82   16992.25
11/30/93   17339.85    13882.5   17007.75
12/31/93   19163.95   15124.31   18255.81
 1/31/94   19826.28   15188.06   18263.57
 2/28/94   18794.79   14423.08   17565.89
 3/31/94   18827.36    14646.2   17992.25
 4/29/94   17318.13   13450.92   16472.87
 5/31/94   18143.32   14072.46   17186.05
 6/30/94   16970.68   13450.92   16341.09
 7/29/94    16992.4   13642.68   16100.78
 8/31/94   17774.16   14408.59   16860.47
 9/30/94   18838.22    15940.4   18333.33
10/31/94   18056.46   14823.45   17007.75
11/30/94   15559.18   13100.17   14992.25
12/30/94   15917.48   13706.51   15434.11
 1/31/95   14241.96   11935.35   13821.71
 2/28/95    14546.6   12541.69   14294.57
 3/31/95   16222.12   14025.63   16488.37
 4/28/95    16668.2   14233.07   16426.36
 5/31/95   16635.56   14360.72   16767.44
 6/30/95   17201.33   14376.67      17000
 7/31/95   17952.05   14584.11   17457.37
 8/31/95   18441.65   14504.32   17496.12
 9/29/95   18430.77   14472.41   17488.37
10/31/95   16537.64   12733.17   15379.85
11/30/95   17952.05   13945.85    16806.2
12/29/95   18452.53   14260.74   17162.79
 1/31/96   21433.66    17103.3    20209.3
 2/29/96    22010.3   17326.88   21015.51
 3/29/96   23185.34   17215.09   21519.38
 4/30/96   23903.42   17135.24   22031.01
 5/31/96   26340.55   17758.05   24434.11
 6/28/96   23109.18   15426.51    20984.5
 7/31/96    22391.1   15043.24    20596.9
 8/30/96   24436.54   15650.08   22697.68
 9/30/96   23718.46      14644   22279.07

                                                 U.S. World Gold Fund $23,718.46
                                               Fidelity Sel:Amer Gold $22,279.07
                                                        USAA Inv:Gold $14,644.00


A $10,000 investment in the U.S. World Gold Fund is worth $23,718 today.

                              --------------------
                              U.S. WORLD GOLD FUND
                              --------------------

               --------            ---------           --------
                +34.30%             +16.91%             +6.76%
               ONE YEAR            FIVE YEAR           TEN YEAR
               --------            ---------           --------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/08/96

Call for a FREE investment kit containing everything you need to open an account. 1-800-557-2297, ext. 131

[GRAPHIC:  U.S. Family of Funds logo, bottom right corner]

----------
Like all mutual funds, Fund shares are not backed by the U.S. government. Past performance is no guarantee of future results. *U.S. stands for United Services. Investment returns and principal value will fluctuate so that you may have a gain or a loss when you sell shares. Investments in gold funds involve special risks. U.S. World Gold reflects total return with all dividends reinvested.
Chart performance as of 9/30/96.                                          B&B470